Summary of Significant Accounting Policies (Basis of Presentation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Proceeds from Divestiture of Businesses	$ 12,983